RECLAMATION AND REMEDIATION (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Reclamation and Remediation Expenses

The Company’s reclamation and remediation expenses consisted of:

	Years Ended December 31,
	2013	2012	2011
Reclamation	$11	$32	$61
Accretion - operating	61	55	50
Accretion - non-operating	9	9	9

	$81	$96	$120

Reconciliation of Reclamation and Remediation Liabilities

The following is a reconciliation of Reclamation and remediation liabilities:

Balance January 1, 2012	$1,240
Additions, changes in estimates and other	308
Liabilities settled	(73)
Accretion expense	64

Balance December 31, 2012	1,539
Additions, changes in estimates and other	61
Liabilities settled	(59)
Accretion expense	70

Balance December 31, 2013	$1,611